Cover Page	Dec. 10, 2020
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 10, 2020
Trading Symbol	GCC
Entity Registrant Name	WisdomTree Continuous Commodity Index Master Fund
Entity Central Index Key	0001379527
Entity Emerging Growth Company	false
Entity Address, State or Province	NY
Security Exchange Name	NYSEArca
Title of 12(b) Security	Shares
Entity File Number	001-33909
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	c/o WisdomTree Commodity Services, LLC
Entity Address, Address Line Two	245 Park Avenue
Entity Address, Address Line Three	35th Floor
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10167
Entity Tax Identification Number	26-0151301
City Area Code	866
Local Phone Number	909-9473
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
WisdomTree Continuous Commodity Index Fund [Member]
Document Information [Line Items]
Entity Registrant Name	WisdomTree Continuous Commodity Index Fund
Entity Emerging Growth Company	false
Entity Address, State or Province	NY
Entity File Number	001-33908
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	c/o WisdomTree Commodity Services, LLC
Entity Address, Address Line Two	245 Park Avenue
Entity Address, Address Line Three	35th Floor
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10167
Entity Tax Identification Number	26-0151234
City Area Code	866
Local Phone Number	909-9473